Taxation - Effect of Tax Holiday Related to Group (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Tax holiday effect	¥ 299,578	¥ 66,110	¥ 239,732
Basic net income per share effect	¥ 0.81	¥ 0.18	¥ 0.67
Diluted net income per share effect	¥ 0.72	¥ 0.16	¥ 0.64